Consolidated statement of cash flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (108)	$ (150)	$ (87)
(Increase)/decrease in trade receivables	(115)	53	(54)
Increase in trade payables	84	44	48
Net change in other current assets	(26)	83	87
Net change in other current liabilities	117	50	42
Total	$ (48)	$ 80	$ 36